CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Condensed Consolidating Statements of Cash Flows (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	$ 950,233	$ 744,660	$ 401,955
CASH FLOWS FROM INVESTING ACTIVITIES
Changes in restricted cash	(1,047,019)	(185,992)	69,137
Acquisition of property and equipment	(220,480)	(90,268)	(197,385)
Payment for land use right	(53,830)	(15,271)	(29,802)
Deposits for acquisition of property and equipment	(7,708)	(3,962)	(5,224)
Net payment for acquisition of assets and liabilities	(5,315)	(290,058)
Payment for entertainment production costs	(1,788)	(70)	(27,116)
Proceeds from sale of property and equipment	422	233	80
Net cash (used in) provided by investing activities	(1,335,718)	(585,388)	(190,310)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of deferred financing costs	(30,297)	(36,135)	(22,944)
Deferred payment for acquisition of assets and liabilities	(25,000)
Prepayment of deferred financing costs	(18,812)
Principal payments on long-term debt	(2,755)	(117,076)	(551,402)
Proceeds from long-term debt	868,000	706,556	592,026
Capital contribution from noncontrolling interests	140,000
Proceeds from exercise of share options	3,599	4,565
Net cash provided by (used in) financing activities	934,735	557,910	17,680
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	1,935	(1,081)
NET INCREASE IN CASH AND CASH EQUIVALENTS	551,185	716,101	229,325
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,158,024	441,923	212,598
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,709,209	1,158,024	441,923
Parent [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(9,536)	(11,098)	7,623
CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	(277,945)	(330,680)	(25,777)
Repayment of advance to a subsidiary	10,512	11,126
Amounts due from subsidiaries	(26,975)	(1,825)	(13,006)
Changes in restricted cash		(353,278)
Net cash (used in) provided by investing activities	(294,408)	(674,657)	(38,783)
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from a subsidiary	225,427	56,140
Payment of deferred financing costs		(6,899)
Proceeds from long-term debt		706,556
Proceeds from exercise of share options	3,599	4,565
Net cash provided by (used in) financing activities	229,026	760,362
NET INCREASE IN CASH AND CASH EQUIVALENTS	(74,918)	74,607	(31,160)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	77,805	3,198	34,358
CASH AND CASH EQUIVALENTS AT END OF YEAR	2,887	77,805	3,198
Issuer [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	(2,983)	166	(238)
CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries			(577,441)
Net cash (used in) provided by investing activities			(577,441)
CASH FLOWS FROM FINANCING ACTIVITIES
Amount due to ultimate holding company			(1)
Advance from a subsidiary	17,795
Payment of deferred financing costs	(14,812)	(166)	(14,346)
Proceeds from long-term debt			592,026
Net cash provided by (used in) financing activities	2,983	(166)	577,679
Guarantor Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	874,819	741,867	383,056
CASH FLOWS FROM INVESTING ACTIVITIES
Advance to a subsidiary	(243,222)	(56,140)
Changes in restricted cash		167,286	65,799
Acquisition of property and equipment	(92,263)	(73,791)	(196,624)
Payment for land use right	(18,402)	(15,271)	(29,802)
Deposits for acquisition of property and equipment	(7,708)	(3,962)	(5,224)
Payment for entertainment production costs	(1,788)	(70)	(27,116)
Proceeds from sale of property and equipment	422	233	80
Net cash (used in) provided by investing activities	(362,961)	18,285	(192,887)
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company			25,777
Repayment of advance from ultimate holding company	(10,512)	(11,126)
Amount due to ultimate holding company	1,831	386	323
Payment of deferred financing costs	(258)	(29,070)	(8,598)
Advance from intermediate holding company			577,441
Principal payments on long-term debt		(117,076)	(551,402)
Net cash provided by (used in) financing activities	(8,939)	(156,886)	43,541
NET INCREASE IN CASH AND CASH EQUIVALENTS	502,919	603,266	233,710
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1,014,033	410,767	177,057
CASH AND CASH EQUIVALENTS AT END OF YEAR	1,516,952	1,014,033	410,767
Non-guarantor Subsidiaries [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash (used in) provided by operating activities	87,933	13,725	11,514
CASH FLOWS FROM INVESTING ACTIVITIES
Advance to ultimate holding company	(225,427)	(56,140)
Advance to intermediate holding company	(17,795)
Changes in restricted cash	(1,047,019)		3,338
Acquisition of property and equipment	(128,217)	(16,477)	(761)
Payment for land use right	(35,428)
Net payment for acquisition of assets and liabilities	(5,315)	(290,058)
Net cash (used in) provided by investing activities	(1,459,201)	(362,675)	2,577
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company	277,945	330,680
Amount due to ultimate holding company	25,144	1,439	12,684
Advance from immediate holding company	243,222	56,140
Payment of deferred financing costs	(15,227)
Deferred payment for acquisition of assets and liabilities	(25,000)
Prepayment of deferred financing costs	(18,812)
Principal payments on long-term debt	(2,755)
Proceeds from long-term debt	868,000
Capital contribution from noncontrolling interests	140,000
Net cash provided by (used in) financing activities	1,492,517	388,259	12,684
EFFECT OF FOREIGN EXCHANGE ON CASH AND CASH EQUIVALENTS	1,935	(1,081)
NET INCREASE IN CASH AND CASH EQUIVALENTS	123,184	38,228	26,775
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	66,186	27,958	1,183
CASH AND CASH EQUIVALENTS AT END OF YEAR	189,370	66,186	27,958
Elimination [Member]
CASH FLOWS FROM INVESTING ACTIVITIES
Advances to subsidiaries	277,945	330,680	603,218
Repayment of advance to a subsidiary	(10,512)	(11,126)
Amounts due from subsidiaries	26,975	1,825	13,006
Advance to ultimate holding company	225,427	56,140
Advance to intermediate holding company	17,795
Advance to a subsidiary	243,222	56,140
Net cash (used in) provided by investing activities	780,852	433,659	616,224
CASH FLOWS FROM FINANCING ACTIVITIES
Advance from ultimate holding company	(277,945)	(330,680)	(25,777)
Repayment of advance from ultimate holding company	10,512	11,126
Amount due to ultimate holding company	(26,975)	(1,825)	(13,006)
Advance from immediate holding company	(243,222)	(56,140)
Advance from a subsidiary	(243,222)	(56,140)
Advance from intermediate holding company			(577,441)
Net cash provided by (used in) financing activities	$ (780,852)	$ (433,659)	$ (616,224)